Consolidated Statements of Operations (unaudited) (USD $)	3 Months Ended		9 Months Ended		57 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Income Statement [Abstract]
Revenue
Cost of goods sold
Gross profit
Operating expenses:
General and administrative	21,276	19,793	59,424	42,337	276,210
Investor relations		6,060		124,072	124,072
Occupancy - Headquarters	12,691	12,428	39,251	33,140	90,121
Officer compensation	(90,000)	45,000		135,000	455,000
Professional fees	33,142	54,290	80,144	83,224	215,236
Staff Compensation	48,361	11,496	70,372	38,766	239,953
Stock-Based Compensation	25,000		25,000		430,205
Depreciation	325	325	975	975	2,275
Total operating expenses	50,795	149,392	275,166	457,514	1,833,072
Loss from operations	(50,795)	(149,392)	(275,166)	(457,514)	(1,833,072)
Other expenses:
Loss on dispotion of assets					567
Loss on settlement of debt (Note 11)	73,702		711,702		711,702
Interest expense	565,351	10,927	862,430	45,786	1,327,265
Write-off of project development costs				27,600	27,600
Write-off Amount Due from Others					1,000
Total Other Expenses	639,053	10,927	1,574,132	73,386	2,068,134
Net loss from continuing operations	(689,848)	(160,319)	(1,849,298)	(530,900)	(3,901,206)
Net loss from discontinued operations	80,222	18,200	(54,885)	(196,748)	(593,909)
Net loss	$ (609,626)	$ (142,119)	$ (1,904,183)	$ (727,648)	$ (4,495,115)
Net loss per share - Basic and diluted - continuing operations	$ 0.00	$ (0.55)	$ (0.01)	$ (2.40)
Net loss per share - Basic and diluted - discontinued operations	$ 0.00	$ 0.06	$ 0.00	$ (0.89)
Net loss per share - basic and diluted	$ 0.00	$ (0.49)	$ (0.01)	$ (3.29)
Weighted average number of shares oustanding during the period - Basic and diluted	302,575,501	291,980	162,231,875	221,345